Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
15	Fair Value Measurements

ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 — Inputs are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 — Inputs are defined as inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3—Inputs are defined as unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In accordance with ASC 820, the Group measures its cash equivalents, restricted cash and investment funds at fair value. The Group’s cash equivalents, restricted cash and investment funds are classified within Level 2. This is because its cash equivalents, restricted cash and investment funds are valued using the estimated value of cash equivalents, restricted cash and investment funds when realized provided by the banks, discounted using estimated risk-free interest rate.

Assets measured at fair value on a recurring basis are summarized below:

	Fair value measurement at reporting date using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Time deposits	7,000,000	—	7,000,000	—
Short term investments:
Time deposits	163,687,500	—	163,687,500	—
Investment funds	30,018,411	—	30,018,411	—
Total Assets	200,705,911	—	200,705,911	—

	Fair value measurement at reporting date using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Time deposits	20,000,000	—	20,000,000	—
Restricted cash
Restricted deposit	10,000,000	—	10,000,000	—
Short term investments:
Investment funds	150,000,000	—	150,000,000	—
Total Assets	180,000,000	—	180,000,000	—

	Fair value measurement at reporting date using
	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents:
Time deposits	40,000,000	—	40,000,000	—
Short term investments:
Investment funds	80,000,000	—	80,000,000	—
Total Assets	120,000,000	—	120,000,000	—